                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

                        CREDIT SUISSE JAPAN GROWTH FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the table set forth on page 7 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                 ONE YEAR   THREE YEARS    FIVE YEARS      LIFE OF      INCEPTION
PERIOD ENDED 12/31/02:             2002      2000-2002     1998-2002        CLASS         DATE
RETURN BEFORE TAXES              -27.83%       -44.70%        -8.92%        -7.00%      12/29/95
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON
DISTRIBUTIONS                    -27.83%       -46.93%       -11.16%        -8.77%
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND
SHARES                           -17.09%       -29.99%        -6.07%        -4.82%
---------------------------------------------------------------------------------------
TOPIX(1) INDEX (REFLECTS NO
DEDUCTIONS FOR FEES, EXPENSES
OR TAXES)                         -9.37%       -24.52%        -4.03%        -9.77%

(1) The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars.

Dated: March 24, 2003                                         WPJPN-16-0303
                                                              2003-015

                      SUPPLEMENT TO THE CLASS A PROSPECTUS

                        CREDIT SUISSE JAPAN GROWTH FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the table set forth on page 7 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                           ONE YEAR     LIFE OF      INCEPTION
PERIOD ENDED 12/31/02:                                       2002        CLASS         DATE
RETURN BEFORE TAXES                                        -32.37%      -29.26%      11/30/01
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                        -32.37%      -29.26%
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES                                                     -19.87%      -23.34%
---------------------------------------------------------------------------------------
TOPIX(1) INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES
OR TAXES)                                                   -9.37%      -15.46%

(1) The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars.

Dated: March 24, 2003                                         CSJGA-16-0303
                                                              2003-014